UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08348

LORD ASSET MANAGEMENT TRUST
(Exact name of registrant as specified in charter)

425 South Financial Place
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Patrick W. D. Turley Dechert LLP 1900 K Street NW Washington, D.C. 20006	Douglas M. Jackman Thomas White International, Ltd. 425 South Financial Place Chicago, Illinois 60605-1028

(Name and address of agent for service)

(312) 663-8300
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

Thomas White International Fund
Investment Portfolio (Unaudited)			January 31, 2019

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (95.9%)
	ARGENTINA (0.5%)
	Banco Macro SA - ADR	Banks	10,900	$ 630,783

	AUSTRALIA (5.6%)
	Aristocrat Leisure Limited +	Consumer Services	68,600	1,231,122
	BHP Billiton Ltd +	Materials	88,900	2,264,010
	CSL Limited +	Pharmaceuticals, Biotechnology & Life Sciences	15,350	2,180,970
	Treasury Wine Estates Limited +	Food, Beverage & Tobacco	120,100	1,349,093
				7,025,195

	BELGIUM (0.8%)
	KBC Group NV+	Banks	15,400	1,045,258

	BRAZIL (0.7%)
	Ambev SA	Food, Beverage & Tobacco	190,900	916,500

	CANADA (5.0%)
	Canadian National Railway Company	Transportation	17,700	1,477,076
	Nutrien Ltd.	Materials	23,800	1,232,974
	Open Text Corporation	Software & Services	40,100	1,425,527
	Suncor Energy, Inc.	Energy	34,200	1,103,083
	The Toronto-Dominion Bank	Banks	18,300	1,030,633
				6,269,293

	CHINA (8.0%)
	Alibaba Group Holding Ltd. - ADR *	Retailing	11,250	1,895,513
	Anhui Conch Cement Company Limited - H Shares +	Materials	222,500	1,204,030
	Baidu, Inc. - ADR *	Media & Entertainment	9,000	1,553,670
	China Molybdenum Co., Ltd. - H Shares +	Materials	2,682,000	1,085,049
	Kweichow Moutai Co., Ltd. - A Shares +	Food, Beverage & Tobacco	15,300	1,597,424
	Midea Group Co., Ltd. - A Shares +	Consumer Durables & Apparel	203,800	1,342,659
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	135,000	1,319,325
				9,997,670

	FINLAND (1.9%)
	Konecranes OYJ +	Capital Goods	31,000	1,071,712
	Sampo Oyj - A Shares +	Insurance	27,700	1,267,920
				2,339,632

	FRANCE (5.9%)
	Danone +	Food, Beverage & Tobacco	18,500	1,345,511
	Dassault Systemes +	Software & Services	6,900	867,869
	Eiffage +	Capital Goods	12,400	1,162,426
	Kering +	Consumer Durables & Apparel	3,700	1,859,688
	Safran SA +	Capital Goods	8,425	1,107,139
	Societe Generale SA +	Banks	32,300	1,005,490
				7,348,123

	GERMANY (3.5%)
	Bayer AG +	Materials	10,600	803,076
	Bayerische Motoren Werke Aktiengesellschaft +	Automobiles & Components	18,450	1,551,299
	Fresenius SE & Co KGaA +	Health Care Equipment & Services	15,200	787,457
	Scout24 AG +	Media & Entertainment	25,900	1,214,436
				4,356,268

	HONG KONG (2.5%)
	Hong Kong Exchanges & Clearing Limited +	Diversified Financials	34,100	1,061,457
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	245,600	1,429,657
	United Company RUSAL Plc	Materials	1,450,000	606,080
				3,097,194

	INDIA (4.2%)
	Exide Industries Ltd. +	Automobiles & Components	377,500	1,212,512
	HDFC Bank Ltd. - ADR	Banks	18,300	1,797,426
	Larsen & Toubro Ltd +	Capital Goods	64,900	1,200,110
	Vedanta Limited +	Materials	394,200	1,100,372
				5,310,420

INDONESIA (2.4%)
PT Bank Central Asia Tbk +	Banks	740,900	1,494,413
PT Telekomunikasi Indonesia Persero Tbk +	Telecommunication Services	5,625,000	1,567,145
			3,061,558

IRELAND (1.0%)
CRH PLC+	Materials	42,190	1,214,768

ITALY (1.1%)
Intesa Sanpaolo S.p.A.+	Banks	621,500	1,420,194

JAPAN (13.4%)
East Japan Railway Company +	Transportation	9,100	841,701
H.I.S. Co., Ltd. +	Consumer Services	30,900	1,164,985
Kansai Paint Co., Ltd. # +	Materials	65,900	1,156,890
KOSE Corporation +	Household & Personal Products	5,460	802,188
M3, Inc. +	Health Care Equipment & Services	76,300	1,103,927
Mizuho Financial Group, Inc. +	Banks	564,400	932,222
Nidec Corporation +	Capital Goods	7,400	887,153
Nintendo Co., Ltd. +	Media & Entertainment	3,400	1,056,716
ORIX Corporation +	Diversified Financials	66,300	998,664
Park24 Co., Ltd. +	Commercial & Professional Services	54,200	1,294,843
RYOHIN KEIKAKU CO., LTD. +	Retailing	2,700	639,834
SMC Corp/Japan +	Capital Goods	3,600	1,181,898
SoftBank Corp. +	Telecommunication Services	27,500	2,157,881
Sompo Holdings, Inc. +	Insurance	23,600	885,685
Sumitomo Corporation +	Capital Goods	56,700	875,757
Takeda Pharmaceutical Company Limited +	Pharmaceuticals, Biotechnology & Life Sciences	19,633	792,098
			16,772,442

MEXICO (2.0%)
Cemex SAB de CV *	Materials	1,761,024	955,004
Grupo Aeroportuario del Sureste SAB de CV - B Shares	Transportation	87,800	1,589,948
			2,544,952

NETHERLANDS (1.9%)
ING Groep N.V. +	Banks	125,400	1,485,051
Koninklijke Philips NV +	Capital Goods	22,600	889,516
			2,374,567

PERU (0.9%)
Credicorp Ltd.	Banks	4,700	1,141,066

POLAND (0.6%)
Bank Polska Kasa Opieki SA+	Banks	26,800	797,554

RUSSIA (2.5%)
LUKOIL PJSC - ADR +	Energy	21,200	1,701,677
Sberbank of Russia PJSC - ADR +	Banks	101,500	1,379,219
			3,080,896

SINGAPORE (1.2%)
DBS Group Holdings Limited+	Banks	81,300	1,446,822

SOUTH AFRICA (2.5%)
FirstRand Limited +	Diversified Financials	270,600	1,418,815
Naspers Limited - N Shares +	Media & Entertainment	7,300	1,689,254
			3,108,069

SOUTH KOREA (4.3%)
KB Financial Group Inc. +	Banks	27,350	1,176,679
LG Household & Health Care Ltd. +	Household & Personal Products	1,145	1,308,379
POSCO +	Materials	4,050	986,113
Samsung Electronics Co., Ltd. +	Semiconductors & Semiconductor Equipment	46,950	1,961,710
			5,432,881

SPAIN (2.7%)
Aena SME, S.A. +	Transportation	8,400	1,450,615
Banco Bilbao Vizcaya Argentaria, S.A. +	Banks	331,500	1,963,923
			3,414,538

SWEDEN (2.5%)
		Hexagon AB - B Shares +	Technology Hardware & Equipment	30,300	1,478,573
		SKF AB - B Shares +	Capital Goods	97,700	1,639,059
					3,117,632

SWITZERLAND (2.1%)
		Adecco Group AG +	Commercial & Professional Services	16,200	811,310
		Credit Suisse Group AG +	Diversified Financials	87,700	1,062,927
		Ems-Chemie Holding AG +	Materials	1,600	799,966
					2,674,203

TAIWAN (2.1%)
		Taiwan Semiconductor Manufacturing Company, Ltd. +	Semiconductors & Semiconductor Equipment	62,000	459,471
		Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	Semiconductors & Semiconductor Equipment	58,400	2,197,008
					2,656,479

THAILAND (2.2%)
		Airports of Thailand Public Company Ltd. +	Transportation	508,200	1,124,657
		Kasikornbank Public Company Limited +	Banks	258,500	1,674,875
					2,799,532

TURKEY (0.6%)
		Tofas Turk Otomobil Fabrikasi A.S.+	Automobiles & Components	167,700	684,165

UNITED KINGDOM (11.3%)
		Ashtead Group Plc +	Capital Goods	50,000	1,267,172
		BP p.l.c. +	Energy	306,900	2,091,532
		British American Tobacco P.L.C. +	Food, Beverage & Tobacco	25,500	899,700
		Carnival plc +	Consumer Services	16,600	937,648
		Glencore plc +	Materials	158,100	642,669
		Lloyds Banking Group plc +	Banks	2,085,600	1,587,398
		Reckitt Benckiser Group PLC +	Household & Personal Products	20,800	1,600,902
		Royal Dutch Shell PLC - B Shares +	Energy	79,600	2,476,102
		Smith & Nephew plc +	Health Care Equipment & Services	69,900	1,316,695
		WPP plc +	Media & Entertainment	123,100	1,405,726
					14,225,544

Total Common Stocks			(Cost $114,123,272)		120,304,198

PREFERRED STOCK (1.6%)
BRAZIL (1.6%)
		Itau Unibanco Holding S.A. (4/29/19, 0.49%) ^	Banks	184,740	1,964,306

Total Preferred Stock			(Cost $1,325,081)		1,964,306

Total Investments	97.5%		(Cost $115,448,353)		$ 122,268,504
Other Assets, Less Liabilities	2.5				3,192,982
Total Net Assets:	100.0%				$ 125,461,486

*	Non-Income Producing Securities
#
All or a portion of securities on loan at January 31, 2019. The market value of the securities loaned was $417,695. The loaned securities were secured with non-cash collateral with a value of $440,177. The non-cash collateral received consists of short term investments and long term bonds, and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day's prices.

^	Maturity Date and Preferred Dividend Rate of Preferred Stock.
+	Fair Valued Security
ADR	- American Depositary Receipt

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows~:

Cost of Investments	$115,448,353
Gross unrealized appreciation	14,887,372
Gross unrealized depreciation	(8,067,221)
Net unrealized appreciation	$6,820,151

~ Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at January 31, 2019 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2019 all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2019, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$630,783	$–	$–	$630,783
Australia	–	7,025,195	–	7,025,195
Belgium	–	1,045,258	–	1,045,258
Brazil	916,500	–	–	916,500
Canada	6,269,293	–	–	6,269,293
China	3,449,183	6,548,487	–	9,997,670
Finland	–	2,339,632	–	2,339,632
France	–	7,348,123	–	7,348,123
Germany	–	4,356,268	–	4,356,268
Hong Kong	606,080	2,491,114	–	3,097,194
India	1,797,426	3,512,994	–	5,310,420
Indonesia	–	3,061,558	–	3,061,558
Ireland	–	1,214,768	–	1,214,768
Italy	–	1,420,194	–	1,420,194
Japan	–	16,772,442	–	16,772,442
Mexico	2,544,952	–	–	2,544,952
Netherlands	–	2,374,567	–	2,374,567
Peru	1,141,066	–	–	1,141,066
Poland	–	797,554	–	797,554
Russia	–	3,080,896	–	3,080,896
Singapore	–	1,446,822	–	1,446,822
South Africa	–	3,108,069	–	3,108,069
South Korea	–	5,432,881	–	5,432,881
Spain	–	3,414,538	–	3,414,538
Sweden	–	3,117,632	–	3,117,632
Switzerland	–	2,674,202	–	2,674,202
Taiwan	2,197,008	459,471	–	2,656,479
Thailand	–	2,799,532	–	2,799,532
Turkey	–	684,165	–	684,165
United Kingdom	–	14,225,545	–	14,225,545
Total Common Stocks	$19,552,291	$100,751,907	$–	$120,304,198

Preferred Stock
Brazil	$1,964,306	$–	$–	$1,964,306
Total Preferred Stock	$1,964,306	$–	$–	$1,964,306

Total Investments	$21,516,597	$100,751,907	$–	$122,268,504

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

Thomas White Emerging Markets Fund
Investment Portfolio (Unaudited)			January 31, 2019

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (91.1%)
	ARGENTINA (0.5%)
	Banco Macro SA - ADR	Banks	3,300	$ 190,971

	BRAZIL (2.7%)
	Ambev SA	Food, Beverage & Tobacco	60,200	289,017
	B3 SA - Brasil Bolsa Balcao	Diversified Financials	45,400	391,735
	Hypera SA	Household & Personal Products	36,900	322,238
				1,002,990

	CHILE (1.3%)
	Enel Americas SA	Utilities	2,347,000	479,564

	CHINA (31.4%)
	Alibaba Group Holding Ltd. - ADR *	Retailing	11,125	1,874,451
	Anhui Conch Cement Company Limited - H Shares +	Materials	138,900	751,640
	Baidu, Inc. - ADR *	Media & Entertainment	2,475	427,259
	Brilliance China Automotive Holdings Ltd. +	Automobiles & Components	188,000	177,046
	China Construction Bank Corp. - H Shares +	Banks	1,053,000	951,025
	China Overseas Land & Investment Limited +	Real Estate	146,000	549,428
	China Petroleum and Chemical Corporation (Sinopec) - H Shares +	Energy	656,000	547,208
	Ctrip.com International, Ltd. - ADR *	Retailing	9,800	326,340
	Haier Electronics Group Co., Ltd. +	Consumer Durables & Apparel	119,000	343,296
	Kweichow Moutai Co., Ltd. - A Shares +	Food, Beverage & Tobacco	2,800	292,339
	Midea Group Co., Ltd. - A Shares +	Consumer Durables & Apparel	33,000	217,408
	Momo Inc. - ADR * #	Media & Entertainment	12,600	383,418
	NetEase, Inc. - ADR	Media & Entertainment	2,315	583,218
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	80,200	783,777
	Shanghai International Airport Co., Ltd. - A Shares +	Transportation	37,000	275,440
	Shenzhou International Group Holdings Ltd. +	Consumer Durables & Apparel	44,000	524,884
	SINA Corporation *	Media & Entertainment	4,300	264,106
	Tencent Holdings Limited +	Media & Entertainment	45,400	2,042,673
	Tencent Music Entertainment - ADR *	Media & Entertainment	12	174
	ZTO Express (Cayman) Inc. - ADR	Transportation	30,600	523,872
				11,839,002

	HONG KONG (0.7%)
	Thai Beverage Public Company Limited +	Food, Beverage & Tobacco	511,600	277,792

	INDIA (10.7%)
	Cholamandalam Investment and Finance Company Limited +	Diversified Financials	20,100	331,647
	Eicher Motors Ltd. +	Capital Goods	800	215,901
	Exide Industries Ltd. +	Automobiles & Components	94,300	302,887
	HDFC Bank Ltd. - ADR	Banks	4,800	471,456
	ITC Limited +	Food, Beverage & Tobacco	84,500	331,557
	Larsen & Toubro Ltd +	Capital Goods	18,200	336,549
	Mahindra & Mahindra Ltd. - GDR +	Automobiles & Components	33,698	326,526
	Reliance Industries Ltd. +	Energy	36,900	643,326
	Vedanta Limited +	Materials	134,500	375,444
	WNS (Holdings) Ltd. - ADR *	Software & Services	9,900	483,021
	YES BANK Limited +	Banks	78,400	216,050
				4,034,364

	INDONESIA (2.3%)
	PT Bank Negara Indonesia (Persero) Tbk +	Banks	772,800	502,182
	PT United Tractors Tbk +	Energy	189,400	348,299
				850,481

	MALAYSIA (1.1%)
	CIMB Group Holdings Berhad+	Banks	312,800	429,874

	MEXICO (4.4%)
	Cemex SAB de CV *#	Materials	534,720	289,979
	Grupo Aeroportuario del Sureste SAB de CV - B Shares	Transportation	21,300	385,716
	Grupo Financiero Banorte, S.A.B. de C.V. - O Shares	Banks	129,100	718,001
	Wal-Mart de Mexico S.A.B. de C.V.	Food & Staples Retailing	95,100	249,807
				1,643,503

PANAMA (0.8%)
Banco Latinoamericano de Comercio Exterior, S.A. - E Shares #	Diversified Financials	17,100	321,138

PERU (1.1%)
Credicorp Ltd.	Banks	1,700	412,726

PHILIPPINES (1.1%)
Metropolitan Bank & Trust Company+	Banks	253,972	409,683

POLAND (1.2%)
Bank Polska Kasa Opieki SA +	Banks	5,700	169,629
KGHM Polska Miedz S.A. *+	Materials	10,600	268,117
			437,746

RUSSIA (5.2%)
LUKOIL PJSC - ADR +	Energy	14,700	1,179,936
Sberbank of Russia PJSC - ADR +	Banks	56,075	761,968
			1,941,904

SOUTH AFRICA (4.6%)
Absa Group Limited +	Banks	24,500	342,124
FirstRand Limited +	Diversified Financials	71,000	372,269
Naspers Limited - N Shares +	Media & Entertainment	4,350	1,006,610
			1,721,003

SOUTH KOREA (11.4%)
KB Financial Group Inc. +	Banks	10,550	453,892
Korea Zinc Co Ltd +	Materials	1,075	425,805
LG Chem Ltd. +	Materials	875	289,776
LG Household & Health Care Ltd. +	Household & Personal Products	490	559,918
POSCO +	Materials	1,425	346,966
Samsung Electronics Co., Ltd. +	Semiconductors & Semiconductor Equipment	39,950	1,669,229
Shinhan Financial Group Co., Ltd. +	Banks	14,025	542,952
			4,288,538

TAIWAN (6.4%)
Catcher Technology Co., Ltd +	Technology Hardware & Equipment	33,000	258,991
Largan Precision Company Limited +	Technology Hardware & Equipment	3,000	378,921
Taiwan Semiconductor Manufacturing Company, Ltd. +	Semiconductors & Semiconductor Equipment	240,700	1,783,787
			2,421,699

THAILAND (2.9%)
Airports of Thailand Public Company Ltd. +	Transportation	162,400	359,394
Kasikornbank Public Company Limited +	Banks	48,400	313,594
PTT Exploration and Production Public Company Limited +	Energy	108,100	425,226
			1,098,214

TURKEY (0.7%)
Turkcell Iletisim Hizmetleri AS+	Telecommunication Services	91,600	257,535

UNITED STATES (0.6%)
Cognizant Technology Solutions Corporation - Class A	Software & Services	3,500	243,880

Total Common Stocks	(Cost $28,211,336)		34,302,607

PREFERRED STOCKS (6.4%)
BRAZIL (5.3%)
Banco Bradesco S.A. (4/25/19, N/A) ^	Banks	33,000	409,514
Gerdau S.A. (5/8/19, 1.35%) ^	Materials	119,300	511,912
Itau Unibanco Holding S.A. (4/29/19, 0.49%) ^	Banks	35,423	376,646
Petroleo Brasileiro SA Petrobras (5/7/19, 0.07%) ^	Energy	100,200	702,763
			2,000,835

SOUTH KOREA (1.1%)
Samsung Electronics Co., Ltd. (4/6/19, 4.08%) ^ +	Semiconductors & Semiconductor Equipment	12,500	422,727

Total Preferred Stocks	(Cost $1,930,722)		2,423,562

REAL ESTATE INVESTMENT TRUST (REIT) (0.8%)
MEXICO (0.8%)
Fibra Uno Administracion SA de CV	Real Estate	212,600	292,180

Total REIT	(Cost $270,785)		292,180

SHORT TERM INVESTMENT (0.6%)
Money Market Fund (0.6%)
		Northern Institutional Treasury Portfolio, 2.32% (a)		221,468	221,468

Total Short Term Investment			(Cost $221,468)		221,468

HELD AS COLLATERAL FOR SECURITIES LENDING (0.9%)
SHORT TERM INVESTMENT (0.9%)
Money Market Fund (0.9%)
		Northern Institutional Liquid Assets Portfolio, 2.43% (a)		320,832	320,832

Total Short Term Investment			(Cost $320,832)		320,832

Total held as collateral for securities lending			(Cost $320,832)		320,832

Total Investments	99.8%		(Cost $30,955,143)		$ 37,560,649
Other Assets, Less Liabilities	0.2				92,792
Total Net Assets:	100.0%				$ 37,653,441

*	Non-Income Producing Securities
#
All or a portion of securities on loan at January 31, 2019. The market value of the securities loaned was $867,139. The loaned securities were secured with cash collateral with a value of $320,832 and non-cash collateral with a value of $582,839. The non-cash collateral received consists of short term investments and long term bonds, and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day's prices.

^	Maturity Date and Preferred Dividend Rate of Preferred Stock.
+	Fair Valued Security
(a)	7-day yield
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows~:

Cost of Investments	$30,955,143
Gross unrealized appreciation	8,707,817
Gross unrealized depreciation	(2,102,311)
Net unrealized appreciation	$6,605,506

~ Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at January 31, 2019 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2019 all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2019, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$190,971	$–	$–	$190,971
Brazil	1,002,990	–	–	1,002,990
Chile	479,564	–	–	479,564
China	4,382,838	7,456,164	–	11,839,002
Hong Kong	–	277,792	–	277,792
India	954,477	3,079,887	–	4,034,364
Indonesia	–	850,481	–	850,481
Malaysia	–	429,874	–	429,874
Mexico	1,643,503	–	–	1,643,503
Panama	321,138	–	–	321,138
Peru	412,726	–	–	412,726
Philippines	–	409,683	–	409,683
Poland	–	437,746	–	437,746
Russia	–	1,941,904	–	1,941,904
South Africa	–	1,721,003	–	1,721,003
South Korea	–	4,288,538	–	4,288,538
Taiwan	–	2,421,699	–	2,421,699
Thailand	–	1,098,214	–	1,098,214
Turkey	–	257,535	–	257,535
United States	243,880	–	–	243,880
Total Common Stocks	$9,632,087	$24,670,520	$–	$34,302,607

Preferred Stocks
Brazil	$2,000,835	$–	$–	$2,000,835
South Korea	–	422,727	–	422,727
Total Preferred Stocks	$2,000,835	$422,727	$–	$2,423,562

REIT
Mexico	$292,180	$–	$–	$292,180
Total REIT	$292,180	$–	$–	$292,180

Short Term Investments	$542,300	$–	$–	$542,300
Total Investments	$12,467,402	$25,093,247	$–	$37,560,649

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

Thomas White American Opportunities Fund
Investment Portfolio (Unaudited)		January 31, 2019

Industry	Issue	Shares	Value
	COMMON STOCKS (92.4%)
	AUTOMOBILES & COMPONENTS (1.8%)
	BorgWarner, Inc.	12,000	$ 490,800
	Thor Industries, Inc.	3,775	245,828
			736,628

	BANKS (6.9%)
	Citizens Financial Group, Inc.	15,100	512,192
	Comerica Incorporated	9,250	728,345
	Fifth Third Bancorp	13,600	364,752
	Regions Financial Corporation	37,100	562,807
	Zions Bancorporation, N.A.	14,900	709,091
			2,877,187

	CAPITAL GOODS (12.2%)
	Carlisle Companies Incorporated	3,530	380,287
	Cummins Inc.	2,600	382,486
	Huntington Ingalls Industries, Inc.	4,140	854,703
	Ingersoll-Rand PLC ^	5,000	500,200
	The Middleby Corporation *	3,400	399,908
	Parker-Hannifin Corporation	2,550	420,265
	Sensata Technologies Holding plc * ^	15,704	745,940
	Snap-on Incorporated	4,350	722,057
	Spirit AeroSystems Holdings, Inc. - Class A	8,250	688,050
			5,093,896

	CONSUMER DURABLES & APPAREL (3.0%)
	Lennar Corporation - Class A	8,250	391,215
	NVR, Inc. *	165	438,900
	Polaris Industries Inc.	4,900	411,012
			1,241,127

	CONSUMER SERVICES (3.1%)
	Aramark	11,987	394,972
	Royal Caribbean Cruises Ltd. ^	7,400	888,370
			1,283,342

	DIVERSIFIED FINANCIALS (4.0%)
	Ameriprise Financial, Inc.	3,500	443,100
	Intercontinental Exchange, Inc.	6,500	498,940
	Voya Financial, Inc.	15,500	719,665
			1,661,705

	ENERGY (4.8%)
	CNX Resources Corporation *	21,600	262,224
	EQT Corporation	9,400	183,018
	Equitrans Midstream Corporation *	7,520	156,567
	Marathon Petroleum Corporation	12,054	798,698
	Noble Energy, Inc.	15,800	352,972
	TechnipFMC plc ^	11,247	258,231
			2,011,710

	FOOD, BEVERAGE & TOBACCO (1.3%)
	The Hershey Company	5,000	530,500

	HEALTH CARE EQUIPMENT & SERVICES (7.6%)
	Boston Scientific Corporation *	19,230	733,624
	Centene Corporation *	4,600	600,622
	Hill-Rom Holdings, Inc.	5,290	529,106
	Laboratory Corporation of America Holdings *	3,095	431,288
	WellCare Health Plans, Inc. *	1,350	373,248
	Zimmer Biomet Holdings, Inc.	4,600	503,976
			3,171,864

INSURANCE (3.0%)
Assurant, Inc.	4,600	443,394
Everest Re Group, Ltd. ^	1,700	372,385
The Hartford Financial Services Group, Inc.	9,300	436,356
		1,252,135

MATERIALS (6.7%)
AptarGroup, Inc.	4,400	436,128
Ball Corporation	14,100	737,148
Martin Marietta Materials, Inc.	2,900	512,372
PPG Industries, Inc.	6,460	681,142
The Sherwin-Williams Company	1,040	438,381
		2,805,171

MEDIA & ENTERTAINMENT (1.1%)
CBS Corporation - Class B (Non-Voting)	9,366	463,242

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (4.0%)
Agilent Technologies, Inc.	7,200	547,560
Charles River Laboratories International, Inc. *	5,890	725,589
Jazz Pharmaceuticals Public Limited Company * ^	3,300	415,437
		1,688,586

RETAILING (3.4%)
AutoZone, Inc. *	694	588,054
Ross Stores, Inc.	9,100	838,292
		1,426,346

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.1%)
Analog Devices, Inc.	4,030	398,406
Lam Research Corporation	3,295	558,766
Skyworks Solutions, Inc.	6,300	460,152
Xilinx, Inc.	6,200	694,028
		2,111,352

SOFTWARE & SERVICES (10.0%)
Cadence Design Systems, Inc. *	17,900	859,737
Check Point Software Technologies Ltd. * ^	7,170	802,466
Fidelity National Information Services, Inc.	7,800	815,334
FleetCor Technologies Inc. *	2,950	595,340
Intuit Inc.	5,100	1,100,682
		4,173,559

TECHNOLOGY HARDWARE & EQUIPMENT (2.6%)
Arista Networks Inc. *	1,700	365,126
NetApp, Inc.	11,250	717,412
		1,082,538

TRANSPORTATION (3.8%)
Old Dominion Freight Line, Inc.	8,300	1,128,219
Southwest Airlines Co.	8,100	459,756
		1,587,975

UTILITIES (8.0%)
Alliant Energy Corporation	14,000	622,580
Ameren Corporation	11,300	783,542
CMS Energy Corporation	13,050	680,427
DTE Energy Company	5,200	612,300
Xcel Energy, Inc.	12,050	630,938
		3,329,787

Total Common Stocks	(Cost $29,959,554)	38,528,650

REAL ESTATE INVESTMENT TRUSTS (REITS) (5.5%)
REITs (5.5%)
		Boston Properties, Inc.	4,025	530,777
		Crown Castle International Corp.	5,650	661,389
		Digital Realty Trust, Inc.	4,700	509,198
		Prologis, Inc.	8,400	580,944
				2,282,308

Total REITs			(Cost $2,044,186)	2,282,308

Total Investments	97.9%		(Cost $32,003,740)	$ 40,810,958
Other Assets, Less Liabilities	2.1%			893,598
Total Net Assets:	100.0%			$ 41,704,556

*	Non-Income Producing Securities
^	Foreign Issued Securities

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS
was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows~:

Cost of Investments	$32,003,740
Gross unrealized appreciation	10,058,887
Gross unrealized depreciation	(1,251,669)
Net unrealized appreciation	$8,807,218

~ Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at January 31, 2019 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2019 all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2019, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles & Components	$736,628	$–	$–	$736,628
Banks	2,877,187	–	–	2,877,187
Capital Goods	5,093,896	–	–	5,093,896
Consumer Durables & Apparel	1,241,127	–	–	1,241,127
Consumer Services	1,283,342	–	–	1,283,342
Diversified Financials	1,661,705	–	–	1,661,705
Energy	2,011,710	–	–	2,011,710
Food, Beverage & Tobacco	530,500	–	–	530,500
Health Care Equipment & Services	3,171,864	–	–	3,171,864
Insurance	1,252,135	–	–	1,252,135
Materials	2,805,171	–	–	2,805,171
Media & Entertainment	463,242	–	–	463,242
Pharmaceuticals, Biotechnology & Life Sciences	1,688,586	–	–	1,688,586
Retailing	1,426,346	–	–	1,426,346
Semiconductors & Semiconductor Equipment	2,111,352	–	–	2,111,352
Software & Services	4,173,559	–	–	4,173,559
Technology Hardware & Equipment	1,082,538	–	–	1,082,538
Transportation	1,587,975	–	–	1,587,975
Utilities	3,329,787	–	–	3,329,787
Total Common Stocks	$38,528,650	$–	$–	$38,528,650

Real Estate Investment Trusts (REITs)
REITs	2,282,308	–	–	2,282,308
Total REITs	2,282,308	–	–	2,282,308

Total Investments	$40,810,958	$–	$–	$40,810,958

Item 2. Controls and Procedures.

(a)
The registrant’s President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lord Asset Management Trust

By (Signature and Title) /s/ Douglas M. Jackman
                                        Douglas M. Jackman
                                        President (Principal Executive Officer)

Date 3/22/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Douglas M. Jackman
                                        Douglas M. Jackman
                                        President (Principal Executive Officer)

Date 3/22/2019

By (Signature and Title) /s/ David M. Sullivan II
                                        David M. Sullivan II
                                        Treasurer (Principal Financial Officer)

Date 3/22/2019